RISK MANAGEMENT - Schedule of Aging Receivables (Details) - Credit Risk - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Credit Risk Exposure [Line Items]
Trade receivables	$ 6,547	$ 7,083
1-30 days past due
Disclosure Of Credit Risk Exposure [Line Items]
Trade receivables	4,297	3,985
31-60 days past due
Disclosure Of Credit Risk Exposure [Line Items]
Trade receivables	900	1,610
61-90 days past due
Disclosure Of Credit Risk Exposure [Line Items]
Trade receivables	378	751
More than 90 days past due
Disclosure Of Credit Risk Exposure [Line Items]
Trade receivables	$ 972	$ 737